Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

Assets

12 Intangible assets

Reconciliation of carrying amounts

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	databases	software	Total
Cost
As of Jan 1, 2020	12,022	6,502	3,010	21,534
Additions	1,900	2,717	2,040	6,657
Deconsolidation	—	—	(151)	(151)
As of Dec 31, 2020	13,922	9,219	4,899	28,040
Additions	749	1,652	386	2,787
Reclassification	(297)	297	—	—
As of Dec 31, 2021	14,374	11,168	5,285	30,827
Additions	162	1,515	50	1,727
As of Dec 31, 2022	14,536	12,683	5,335	32,554

Accumulated amortization and impairment
As of Jan 1, 2020	3,831	1,770	1,788	7,389
Amortization and impairment	6,917	943	508	8,368
Deconsolidation	—	—	(124)	(124)
As of Dec 31, 2020	10,748	2,713	2,172	15,633
Amortization and impairment	2,149	1,991	1,860	6,000
Reclassification	(68)	68	—	—
As of Dec 31, 2021	12,829	4,772	4,032	21,633
Amortization and impairment	801	1,845	875	3,521
As of Dec 31, 2022	13,630	6,617	4,907	25,154

Carrying amounts
As of Dec 31, 2020	3,174	6,506	2,727	12,407
As of Dec 31, 2021	1,545	6,396	1,253	9,194
As of Dec 31, 2022	906	6,066	428	7,400

Development costs and amortization

Internally generated intangible assets include capitalized development costs for biomarkers and IT driven solutions such as the new ERP system (see notes 5 and 6 regarding measurement). The asset category “Internally developed databases” contains the Centometabolome, an Artificial Intelligence module created to accelerate biomarker developments. The carrying amount of this asset as of December 31, 2022, is EUR 2,181k (2021: EUR 2,540k; 2020: EUR 1,099k), and the remaining useful life as of December 31, 2022 is six years.

The amortization of patents, trademarks and development costs. is expensed and recorded under “cost of sales” to the extent the related intangible assets are used in generating revenue and recorded in research and development expenses to the extent the related intangible assets are used for R&D purposes.

As of December 31, 2022, certain identified biomarkers and internally developed databases were impaired because the probable future economic benefits related to these assets were not sufficient to cover the carrying value of each asset. The impairment is expensed under cost of sales and included in amortization and impairment expense in the Pharmaceutical segment. The amount of the impairment expenses recognized as of December 31, 2022, is EUR 158k (2021: EUR 1,067k; 2020: EUR 4,700k).